Severance, Restructuring and Other Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of severance, restructuring and other charges
Severance	$ 5,627	$ 11,079	$ 6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges		275	1,746
Transaction related expenses	3,876	(592)	209
Severance, restructuring and other charges, net	$ 14,401	$ 10,769	$ 11,899